Borrowings	6 Months Ended
Jun. 30, 2016
Borrowings [Abstract]
BORROWINGS
NOTE 10: BORROWINGS

	June 30, 2016	December 31, 2015
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$114,750	$119,250
BNP Paribas S.A. and DVB Bank S.E.	63,000	65,250
Eurobank Ergasias S.A. $52,200	39,661	41,025
Eurobank Ergasias S.A. $52,000	37,326	38,550
Norddeutsche Landesbank Girozentrale	26,172	26,953
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	50,391	51,953
Ship Mortgage Notes $670,000	670,000	670,000
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	105,259	125,000
HSH Nordbank AG $40,300	33,373	34,633
BNP Paribas $44,000	42,000	44,000

	1,181,932	1,216,614
Less: Deferred finance cost, net	(18,669)	(20,640)
Add: bond premium	1,502	1,609

Total borrowings	$1,164,765	$1,197,583
Less: current portion, net of deferred finance cost	(74,864)	(62,643)

Total long-term borrowings, net of current portion, bond premium and deferred finance cost	$1,089,901	$1,134,940

Long-Term Debt Obligations and Credit Arrangements
Ship Mortgage Notes:
8 1/8% First Priority Ship Mortgages: On November 13, 2013, the Company and its wholly owned subsidiary, Navios Acquisition Finance (US) Inc. (“Navios Acquisition Finance” and together with the Company, the “2021 Co-Issuers”) issued $610,000 in first priority ship mortgage notes (the “Existing Notes”) due on November 15, 2021 at a fixed rate of 8.125%.
On March 31, 2014, the Company completed a sale of $60,000 of its first priority ship mortgage notes due in 2021 (the “Additional Notes,” and together with the Existing Notes, the “2021 Notes”). The terms of the Additional Notes are identical to the Existing Notes and were issued at 103.25% plus accrued interest from November 13, 2013. The net cash received amounted to $59,598.
The 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of Navios Acquisition's subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the 2021 Notes).
The 2021 Co-Issuers have the option to redeem the 2021 Notes in whole or in part, at any time: (i) before November 15, 2016, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any; and (ii) on or after November 15, 2016, at a fixed price of 106.094% of the principal amount, which price declines ratably until it reaches par in 2019, plus accrued and unpaid interest, if any.

At any time before November 15, 2016, the 2021 Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2021 Notes with the net proceeds of an equity offering at 108.125% of the principal amount of the 2021 Notes, plus accrued and unpaid interest, if any, so long as at least 65% of the aggregate principal amount of the Existing Notes remains outstanding after such redemption.
In addition, upon the occurrence of certain change of control events, the holders of the 2021 Notes will have the right to require the 2021 Co-Issuers to repurchase some or all of the 2021 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
The 2021 Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2021 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2021 Co-Issuers were in compliance with the covenants as of June 30, 2016.
The Existing Notes and the Additional Notes are treated as a single class for all purposes under the indenture including, without limitation, waivers, amendments, redemptions and other offers to purchase and the Additional Notes rank evenly with the Existing Notes. The Additional Notes and the Existing Notes have the same CUSIP number.
Guarantees
The Company's 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the 2021 notes). The Company's 2021 Notes are unregistered. The guarantees of our subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of our subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. All subsidiaries, including Navios Acquisition Finance are 100% owned. Navios Acquisition does not have any independent assets or operations. Except as provided above, Navios Acquisition does not have any subsidiaries that are not guarantors of the 2021 Notes.

Credit Facilities
As of June 30, 2016, the Company had secured credit facilities with various banks with a total outstanding balance of $511,932. The purpose of the facilities was to finance the construction or acquisition of vessels or refinance existing indebtedness. All of the facilities are denominated in U.S. Dollars and bear interest based on LIBOR plus spread ranging from 250 bps to 320 bps per annum. The facilities are repayable in either semi-annual or quarterly installments, followed by balloon payments with maturities, ranging from October 2016 to October 2022. See also the maturity table included below.
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB: In November 2015, Navios Acquisition, entered into a term loan facility of up to $125,000 (divided into five tranches) with Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB for: (i) the financing of the purchase price of the Nave Spherical; and (ii) the refinancing of the existing facility with Deutsche Bank AG Filiale Deutschlandgescäft and Skandinaviska Enskilda Banken AB. The refinancing was treated as a modification for accounting purposes. Four of the five tranches of the facility are repayable in 20 quarterly installments of between approximately $435 and $1,896, each with a final balloon repayment to be made on the last repayment date. The fifth tranche is repayable in 16 quarterly installments of between approximately $709 and $803, each. The maturity date of the loan is in the fourth quarter of 2020. The credit facility bears interest at LIBOR plus 295 bps per annum.
On January 27, 2016, Navios Acquisition sold the Nave Lucida to an unaffiliated third party for net cash proceeds of $18,449. Navios Acquisition prepaid $12,097 being the respective tranche of the Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB facility that was drawn to finance the Nave Lucida. Following the prepayment of January 2016, an amount of $214, was written-off from the deferred financing cost. As of June 30, 2016, $105,259 was outstanding under this facility.
The Navios Holdings Credit Facility: In March 2016, Navios Acquisition entered into a $50,000 credit facility with Navios Holdings, which was available for multiple drawings up to a limit of $50,000 (the “Revolver”). The Revolver had a margin of LIBOR plus 300bps and a maturity until December 2018. On April 14, 2016, Navios Acquisition and Navios Holdings announced that the Revolver was terminated. No borrowings had been made under the Revolver. Please refer to “Legal Proceedings” discussion in Note 13.
As of June 30, 2016, no amount was available to be drawn from our facilities.
The loan facilities include, among other things, compliance with loan to value ratios and certain financial covenants: (i) minimum liquidity higher of $40,000 or $1,000 per vessel; (ii) net worth ranging from $50,000 to $135,000; and (iii) total liabilities divided by total assets, adjusted for market values to be lower than 75%. It is an event of default under the credit facilities if such covenants are not complied with, including the loan to value ratios for which the Company may provide sufficient additional security to prevent such an event.
As of June 30, 2016, the Company was in compliance with the covenants in each of its credit facilities.
Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition's vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition's vessels; changing the commercial and technical management of Navios Acquisition's vessels; selling Navios Acquisition's vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The credit facilities also require Navios Acquisition to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times.

The maturity table below reflects the principal payments of all notes and credit facilities outstanding as of June 30, 2016 for the next five years and thereafter based on the repayment schedule of the respective loan facilities (as described above) and the outstanding amount due under the 2021 Notes.

Amount
Long-Term Debt Obligations:
Year
June 30, 2017	$76,420
June 30, 2018	40,442
June 30, 2019	117,213
June 30, 2020	90,462
June 30, 2021	112,270
June 30, 2022 and thereafter	745,125
Total	$1,181,932